Condensed Interim Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Operating activities
Net income (loss)	$ (73,002)	$ 16,163
Items not affecting cash:
Income tax (recovery) expense	(20,184)	3,210
Unrealized loss (gain) on risk management contracts	91,422	(6,349)
Depletion and depreciation	20,509	21,748
Stock-based compensation	68	1,252
Financing expense	582	1,755
Foreign exchange gain	(67)	(192)
Loss (gain) on revaluation of warrants	5,487	(7,996)
Other income	(201)
Decommissioning costs	(75)
Change in non-cash working capital	(23,176)	5,082
Cash provided by operating activities	1,363	34,673
Financing activities
Draw (repayment) of debt	4,148	(7)
Debt issuance costs	(1,787)
Share issuance costs	(300)
Payment of lease liabilities	(806)	(1,930)
Cash provided by (used in) financing activities	1,255	(1,937)
Investing activities
Property, plant and equipment expenditures	(49,593)	(26,299)
Change in non-cash working capital (accrued additions to PP&E)	5,478	(1,515)
Cash used in investing activities	(44,115)	(27,814)
Exchange rate impact on cash held in foreign currency	67	(103)
Change in cash	(41,430)	4,819
Cash, beginning of period	41,974	67,419
Cash, end of period	$ 544	$ 72,238